Redeemable Shares - Additional Information (Details)	3 Months Ended
Mar. 31, 2022 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Additional paid in capital adjustment relating to temporary equity | $	$ 10,579,000
Temporary equity price per share | $ / shares	$ 8.75
Optionholders | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares available for grant | shares	1,209,029
New Debt Exchange | Optionholders
Subsidiary, Sale of Stock [Line Items]
Purchase price per share | $ / shares	$ 8.75
Junior Debt Exchange | Other Liabilities
Subsidiary, Sale of Stock [Line Items]
Fair value of debt exchange notes | $	$ 1,986,000
Junior Debt Exchange | Optionholders
Subsidiary, Sale of Stock [Line Items]
Purchase price per share | $ / shares	$ 8.75
Junior Debt Exchange | Optionholders | SOFR
Subsidiary, Sale of Stock [Line Items]
Debt, basis spread on variable rate	1.00%
Junior Debt Exchange | Optionholders | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount of debt | $	$ 15,000,000